Capital Stock - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended							12 Months Ended		12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012	Feb. 29, 2012	Dec. 31, 2011	Feb. 28, 2011	Oct. 31, 2010	Apr. 30, 2010	Dec. 31, 2012 Class B [Member]	Dec. 31, 2011 Class B [Member]	Dec. 31, 2012 Class A [Member]	Dec. 31, 2011 Class A [Member]	Dec. 31, 2010 Class A [Member]	Dec. 31, 2012 Class A [Member] 2007 Long-Term Incentive Plan [Member]	Dec. 31, 2011 Class A [Member] 2007 Long-Term Incentive Plan [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	100,000,000
Preferred stock, par value	$ 0.01
Common stock, shares authorized	300,000,000			300,000,000				100,000,000		200,000,000
Common stock, par value								$ 0.01		$ 0.01
Voting rights per share								Five votes per share		One vote per share
Maximum percentage of voting power								49.00%
Common stock, shares issued		4,464,286,000	17,250,000,000		9,890,000,000	8,595,000,000	11,391,744,000	12,500,000	12,500,000	71,100,000	49,400,000
Common stock, shares outstanding								12,500,000	12,500,000	71,100,000	49,400,000
Common Stock, Conversion Basis	Shares of the Company’s Class A common stock are not convertible into any other shares of the Company’s capital stock. Each share of Class B common stock is convertible at any time at the option of the holder thereof into one share of Class A common stock. Upon any transfer of shares of Class B common stock to a holder other than Teekay Corporation (or any of its affiliates or any successor to Teekay Corporation’s business or to all or substantially all of its assets), such shares of Class B common stock shall automatically convert into Class A common stock upon such transfer
Common stock conversion feature								In addition, all shares of Class B common stock will automatically convert into shares of Class A common stock if the aggregate number of outstanding shares of Class A common stock and Class B common stock beneficially owned by Teekay Corporation and its affiliates falls below 15% of the aggregate number of outstanding shares of common stock. All such conversions will be effected on a one-for-one basis.
Common stock, shares reserved for issuance upon awards to be granted													1,000,000	1,000,000
Common stock, shares reserved for issuance to non-management Directors										82,573	30,596	19,371
Common stock granted and delivered										173,971	91,398	60,802
Share-based compensation expense recorded in general and administrative expenses										$ 0.4	$ 0.3	$ 0.2